April 24, 2025
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
ATTN:
Mr. Mark Cowan
Document Control – EDGAR
RE:
Ameriprise Certificate Company
Ameriprise Flexible Savings Certificate
Post-Effective Amendment No. 58
File No. 2-95577
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus for the Ameriprise Flexible Savings Certificate does not differ from that contained in Registrant's Post-Effective Amendment No. 58 (Amendment). This Amendment was filed electronically on April 17, 2025.
If you have any questions regarding this filing, please contact Anna Butskaya at (612) 671-4993.
/s/ Ryan C. Larrenaga
Ryan C. Larrenaga
Vice President and Chief Counsel – Asset Management
Ameriprise Financial, Inc.